Document And Entity Information	6 Months Ended
	Mar. 31, 2011	May 13, 2011
Entity Registrant Name	NEXT FUEL, INC.
Entity Central Index Key	0001422949
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--09-30
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		9,147,500
Document Type	S-1
Document Period End Date	Mar. 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2